Unaudited Condensed Consolidated Statements of Stockholders' Equity - USD ($)	Total	Common Stock [Member]	Additional Paid-in Capital [Member]	(Accumulated Deficit) Retained Earnings [Member]
Balances at Dec. 31, 2012	$ 24,965,000	$ 7,000	$ 21,966,000	$ 2,992,000
Balances (in shares) at Dec. 31, 2012		7,339,979
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures	1,000	$ 1,000	0	0
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures (in shares)		1,398,125
Issuance of Common Stock, private stock offering	5,000,000	$ 2,000	4,998,000	0
Issuance of Common Stock, private stock offering (in Shares)		1,428,573
Direct costs related to private stock offering	(311,000)	$ 0	(311,000)	0
Compensation expense in connection with stock options, warrants and restricted stock	4,810,000	0	4,810,000	0
Shares repurchased on vesting of restricted stock	(622,000)	$ 0	(622,000)	0
Shares repurchased on vesting of restricted stock (in shares)		(161,168)
Warrants issued Warrants issued in connection with asset acquisition	2,000	$ 0	2,000	0
Net income (loss)	1,532,000	0	0	1,532,000
Balances at Dec. 31, 2013	35,377,000	$ 10,000	30,843,000	4,524,000
Balance (in shares) at Dec. 31, 2013		10,005,509
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures	1,000	$ 1,000	0	0
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures (in shares)		1,468,350
Issuance of Common Stock in connection with asset acquisitions of Ripka Brand and H Halston Brands	11,286,000	$ 2,000	11,284,000	0
Issuance of Common Stock in connection with asset acquisitions of Ripka Brand and H Halston Brands (in Shares)		1,571,429
Issuance of Common Stock, private stock offering	9,294,000	$ 1,000	9,293,000	0
Issuance of Common Stock, private stock offering (in Shares)		1,086,667
Compensation expense in connection with stock options, warrants and restricted stock	5,151,000	$ 0	5,151,000	0
Shares repurchased on vesting of restricted stock	(978,000)	$ 0	(978,000)	0
Shares repurchased on vesting of restricted stock (in shares)		(130,725)
Warrants issued Warrants issued in connection with asset acquisition	611,000	$ 0	611,000	0
Tax benefit from vested stock grants and exercised options	508,000	0	508,000	0
Shares issued on exercise of stock options	6,000	$ 0	6,000	0
Shares issued on exercise of stock options (in Shares)		10,666
Net income (loss)	(1,032,000)	$ 0	0	(1,032,000)
Balances at Dec. 31, 2014	60,224,000	$ 14,000	56,718,000	3,492,000
Balance (in shares) at Dec. 31, 2014		14,011,896
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures	0	$ 0	0	0
Shares issued to employees and directors in connection with restricted stock grants, net of forfeitures (in shares)		37,792
Compensation expense in connection with stock options, warrants and restricted stock	1,013,000	$ 0	1,013,000	0
Issuance of Common Stock in connection with the extinguishment of Ripka Seller Notes	2,400,000	$ 0	2,400,000	0
Issuance of Common Stock in connection with the extinguishment of Ripka Seller Notes (in shares)		266,667
Tax benefit from vested stock grants and exercised options	28,000	$ 0	28,000	0
Net income (loss)	(331,000)	0	0	(331,000)
Balances at Mar. 31, 2015	$ 63,334,000	$ 14,000	$ 60,159,000	$ 3,161,000
Balance (in shares) at Mar. 31, 2015		14,316,355